3. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Property and equipment (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Computer equipment
Depreciation/ Amortization Period		3 years
Computer equipment | Minimum [Member]
Depreciation/ Amortization Period	3 years
Computer equipment | Maximum [Member]
Depreciation/ Amortization Period	5 years
Leasehold improvements
Depreciation/ Amortization Period		5 years
Leasehold improvements | Minimum [Member]
Depreciation/ Amortization Period	5 years
Leasehold improvements | Maximum [Member]
Depreciation/ Amortization Period	8 years
Furniture and fixtures
Depreciation/ Amortization Period		5 years
Furniture and fixtures | Minimum [Member]
Depreciation/ Amortization Period	5 years
Furniture and fixtures | Maximum [Member]
Depreciation/ Amortization Period	7 years